SHAREHOLDERS’ EQUITY - Schedule of Shares Repurchased and Retired (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of shares repurchased and retired (in shares)	4,218,350	6,061,999	12,730,000	4,065,000	23,266,000
Cost of shares repurchased, including commissions and applicable excise taxes	$ 449,000	$ 808,400	$ 1,565,688	$ 413,667	$ 2,929,814
Average cost per share (in USD per share)	$ 106.45	$ 133.35	$ 123.00	$ 101.77	$ 125.93